Pay vs Performance Disclosure		12 Months Ended
		Feb. 01, 2026 USD ($)	Feb. 02, 2025 USD ($)	Jan. 28, 2024 USD ($)	Jan. 29, 2023 USD ($)	Jan. 30, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

The following table shows the past five fiscal years’ total compensation for the named executive officers as set forth in the Summary Compensation Table, the total compensation actually paid (“CAP”) to the named executive officers, the Company’s total shareholder return (“TSR”), the peer group’s total shareholder return over the same period, the Company’s net income, and the Company’s EPS as the company-selected performance measure.

Fiscal Year 2026 Pay versus Performance Table

Year	Summary compensation table total for CEO(1)	Compensation actually paid to CEO(2)	Average summary compensation table total for other NEOs(1)	Average compensation actually paid to other NEOs(2)	Total shareholder return(3)	Peer group total shareholder return(3)	Net income	EPS
	($)	($)	($)	($)	($)	($)	($, in thousands)	($)
2026	1,856,877	1,623,199	936,024	620,374	56.18	99.88	(26,967)	(2.54)
2025	1,624,654	57,920	705,987	97,258	63.19	109.27	(12,507)	(1.19)
2024	1,215,181	1,444,583	567,507	617,865	117.75	102.30	9,865	0.91
2023	1,186,994	1,067,309	538,642	462,562	92.52	95.20	(4,312)	(0.37)
2022	798,169	406,825	577,484	244,027	90.30	119.43	11,718	0.97
(1)	The principal executive officers and other named executive officers for fiscal years 2022 - 2026 are the following:

Year	CEO	Other NEOs
2026	Jeremy R. Hoff	C. Earl Armstrong III, Anne J. Smith
2025	Jeremy R. Hoff	Paul A. Huckfeldt, Anne J. Smith, Tod R. Phelps
2024	Jeremy R. Hoff	Paul A. Huckfeldt, Anne J. Smith, Tod R. Phelps
2023	Jeremy R. Hoff	Paul A. Huckfeldt, Anne J. Smith, Tod R. Phelps
2022	Jeremy R. Hoff	Paul A. Huckfeldt, Anne J. Smith, Tod R. Phelps, D. Lee Boone

(2)	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine compensation “actually paid” as reported in the Pay versus Performance table. The following table details these adjustments:

Year	Executives	Summary Compensation Table Total	Deduct Reported Change in Actuarial Present Value of Pension Benefits	Add Pension Benefit Adjustments(a)	Deduct Reported Value of Equity Awards	Add Equity Award Adjustments(b)	Compensation Actually Paid
		($)	($)	($)	($)	($)	($)
2026	CEO	1,856,877	-	-	(1,162,088)	928,410	1,623,199
	Other NEOs	936,024	(111,346)	25,507	(289,420)	59,609	620,374
(a)	SEC rules require certain adjustments be made to pension compensation totals to determine CAP. The following table details these adjustments:

Year	Executives	Service Cost (i)	Prior Service Cost (ii)	Total Pension Value Adjustment
		($)	($)	($)
2026	CEO	-	-	-
	Other NEOs	25,507	-	25,507
(b)	SEC rules require certain adjustments be made to equity award totals to determine CAP. The following table details these adjustments:

Year	Executive	Year end fair value of equity awards granted during the year	Year over year change in fair value of outstanding and unvested equity awards	Fair value as of vesting date of equity awards granted and vested in the year	Year over year change in fair value of equity awards granted in prior years that vested in the year	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	Total equity award adjustments
		($)	($)	($)	($)	($)	($)	($)
2026	CEO	1,222,525	55,721	-	(80,698)	(269,138)	-	928,410
	Other NEOs	173,978	1,387	-	(11,781)	(103,975)		59,609

(3)	Total shareholder return (TSR) is determined based on the value of an initial fixed investment of $100 at the beginning of the 2022 fiscal year. The peer group TSR prepared by Zacks Investment Research, Inc. represents cumulative, weighted TSR of the peer group under Standard Industrial Classification (SIC) Codes 2510 and 2511, which includes home furnishings companies that are publicly traded in the United States or Canada. For more information regarding the peer group TSR, refer to the performance graph that is included in the 2026 Form 10-K, as filed with the SEC.

Company Selected Measure Name		EPS
Named Executive Officers, Footnote
(1)	The principal executive officers and other named executive officers for fiscal years 2022 - 2026 are the following:
Year	CEO	Other NEOs
2026	Jeremy R. Hoff	C. Earl Armstrong III, Anne J. Smith
2025	Jeremy R. Hoff	Paul A. Huckfeldt, Anne J. Smith, Tod R. Phelps
2024	Jeremy R. Hoff	Paul A. Huckfeldt, Anne J. Smith, Tod R. Phelps
2023	Jeremy R. Hoff	Paul A. Huckfeldt, Anne J. Smith, Tod R. Phelps
2022	Jeremy R. Hoff	Paul A. Huckfeldt, Anne J. Smith, Tod R. Phelps, D. Lee Boone

PEO Total Compensation Amount	[1]	$ 1,856,877	$ 1,624,654	$ 1,215,181	$ 1,186,994	$ 798,169
PEO Actually Paid Compensation Amount	[2]	$ 1,623,199	57,920	1,444,583	1,067,309	406,825
Adjustment To PEO Compensation, Footnote
(2)	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine compensation “actually paid” as reported in the Pay versus Performance table. The following table details these adjustments:
Year	Executives	Summary Compensation Table Total	Deduct Reported Change in Actuarial Present Value of Pension Benefits	Add Pension Benefit Adjustments(a)	Deduct Reported Value of Equity Awards	Add Equity Award Adjustments(b)	Compensation Actually Paid
		($)	($)	($)	($)	($)	($)
2026	CEO	1,856,877	-	-	(1,162,088)	928,410	1,623,199
	Other NEOs	936,024	(111,346)	25,507	(289,420)	59,609	620,374
(a)	SEC rules require certain adjustments be made to pension compensation totals to determine CAP. The following table details these adjustments:
Year	Executives	Service Cost (i)	Prior Service Cost (ii)	Total Pension Value Adjustment
		($)	($)	($)
2026	CEO	-	-	-
	Other NEOs	25,507	-	25,507
(b)	SEC rules require certain adjustments be made to equity award totals to determine CAP. The following table details these adjustments:
Year	Executive	Year end fair value of equity awards granted during the year	Year over year change in fair value of outstanding and unvested equity awards	Fair value as of vesting date of equity awards granted and vested in the year	Year over year change in fair value of equity awards granted in prior years that vested in the year	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	Total equity award adjustments
		($)	($)	($)	($)	($)	($)	($)
2026	CEO	1,222,525	55,721	-	(80,698)	(269,138)	-	928,410
	Other NEOs	173,978	1,387	-	(11,781)	(103,975)		59,609

Non-PEO NEO Average Total Compensation Amount	[1]	$ 936,024	705,987	567,507	538,642	577,484
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 620,374	97,258	617,865	462,562	244,027
Adjustment to Non-PEO NEO Compensation Footnote
(2)	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine compensation “actually paid” as reported in the Pay versus Performance table. The following table details these adjustments:
Year	Executives	Summary Compensation Table Total	Deduct Reported Change in Actuarial Present Value of Pension Benefits	Add Pension Benefit Adjustments(a)	Deduct Reported Value of Equity Awards	Add Equity Award Adjustments(b)	Compensation Actually Paid
		($)	($)	($)	($)	($)	($)
2026	CEO	1,856,877	-	-	(1,162,088)	928,410	1,623,199
	Other NEOs	936,024	(111,346)	25,507	(289,420)	59,609	620,374
(a)	SEC rules require certain adjustments be made to pension compensation totals to determine CAP. The following table details these adjustments:
Year	Executives	Service Cost (i)	Prior Service Cost (ii)	Total Pension Value Adjustment
		($)	($)	($)
2026	CEO	-	-	-
	Other NEOs	25,507	-	25,507
(b)	SEC rules require certain adjustments be made to equity award totals to determine CAP. The following table details these adjustments:
Year	Executive	Year end fair value of equity awards granted during the year	Year over year change in fair value of outstanding and unvested equity awards	Fair value as of vesting date of equity awards granted and vested in the year	Year over year change in fair value of equity awards granted in prior years that vested in the year	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	Total equity award adjustments
		($)	($)	($)	($)	($)	($)	($)
2026	CEO	1,222,525	55,721	-	(80,698)	(269,138)	-	928,410
	Other NEOs	173,978	1,387	-	(11,781)	(103,975)		59,609

Compensation Actually Paid vs. Total Shareholder Return		CAP versus the Company’s TSR and peer group’s TSR
Compensation Actually Paid vs. Net Income		CAP versus Net Income
Compensation Actually Paid vs. Company Selected Measure		CAP versus Company-selected Measure (EPS)
Total Shareholder Return Vs Peer Group
(3)	Total shareholder return (TSR) is determined based on the value of an initial fixed investment of $100 at the beginning of the 2022 fiscal year. The peer group TSR prepared by Zacks Investment Research, Inc. represents cumulative, weighted TSR of the peer group under Standard Industrial Classification (SIC) Codes 2510 and 2511, which includes home furnishings companies that are publicly traded in the United States or Canada. For more information regarding the peer group TSR, refer to the performance graph that is included in the 2026 Form 10-K, as filed with the SEC.

Tabular List, Table

Company Financial Performance Measures

The items listed below represent the most important metrics used to determine CAP for fiscal year 2026 as further described in the Compensation Discussion and Analysis on page 17.

Most Important Performance Measures
Consolidated net income
Earnings per share (“EPS”)
Absolute EPS growth
Relative EPS growth

Total Shareholder Return Amount	[3]	$ 56.18	63.19	117.75	92.52	90.3
Peer Group Total Shareholder Return Amount	[3]	99.88	109.27	102.3	95.2	119.43
Net Income (Loss)		$ (26,967,000)	$ (12,507,000)	$ 9,865,000	$ (4,312,000)	$ 11,718,000
Company Selected Measure Amount		(2.54)	(1.19)	0.91	(0.37)	0.97
PEO Name		Jeremy R. Hoff	Jeremy R. Hoff	Jeremy R. Hoff	Jeremy R. Hoff	Jeremy R. Hoff
Measure:: 1
Pay vs Performance Disclosure
Name		Consolidated net income
Measure:: 2
Pay vs Performance Disclosure
Name		Earnings per share (“EPS”)
Measure:: 3
Pay vs Performance Disclosure
Name		Absolute EPS growth
Measure:: 4
Pay vs Performance Disclosure
Name		Relative EPS growth
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,222,525
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(80,698)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(269,138)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Deduct Reported Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Add Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[4]	0
PEO | Deduct Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,162,088)
PEO | Add Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5]	928,410
PEO | Year over year change in fair value of outstanding and unvested equity awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		55,721
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		25,507
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		25,507
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		173,978
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(11,781)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(103,975)
Non-PEO NEO | Deduct Reported Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(111,346)
Non-PEO NEO | Add Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[4]	25,507
Non-PEO NEO | Deduct Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(289,420)
Non-PEO NEO | Add Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5]	59,609
Non-PEO NEO | Year over year change in fair value of outstanding and unvested equity awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 1,387

[1]
(1)	The principal executive officers and other named executive officers for fiscal years 2022 - 2026 are the following:
Year	CEO	Other NEOs
2026	Jeremy R. Hoff	C. Earl Armstrong III, Anne J. Smith
2025	Jeremy R. Hoff	Paul A. Huckfeldt, Anne J. Smith, Tod R. Phelps
2024	Jeremy R. Hoff	Paul A. Huckfeldt, Anne J. Smith, Tod R. Phelps
2023	Jeremy R. Hoff	Paul A. Huckfeldt, Anne J. Smith, Tod R. Phelps
2022	Jeremy R. Hoff	Paul A. Huckfeldt, Anne J. Smith, Tod R. Phelps, D. Lee Boone

[2]
(2)	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine compensation “actually paid” as reported in the Pay versus Performance table. The following table details these adjustments:
Year	Executives	Summary Compensation Table Total	Deduct Reported Change in Actuarial Present Value of Pension Benefits	Add Pension Benefit Adjustments(a)	Deduct Reported Value of Equity Awards	Add Equity Award Adjustments(b)	Compensation Actually Paid
		($)	($)	($)	($)	($)	($)
2026	CEO	1,856,877	-	-	(1,162,088)	928,410	1,623,199
	Other NEOs	936,024	(111,346)	25,507	(289,420)	59,609	620,374
(a)	SEC rules require certain adjustments be made to pension compensation totals to determine CAP. The following table details these adjustments:
Year	Executives	Service Cost (i)	Prior Service Cost (ii)	Total Pension Value Adjustment
		($)	($)	($)
2026	CEO	-	-	-
	Other NEOs	25,507	-	25,507
(b)	SEC rules require certain adjustments be made to equity award totals to determine CAP. The following table details these adjustments:
Year	Executive	Year end fair value of equity awards granted during the year	Year over year change in fair value of outstanding and unvested equity awards	Fair value as of vesting date of equity awards granted and vested in the year	Year over year change in fair value of equity awards granted in prior years that vested in the year	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	Total equity award adjustments
		($)	($)	($)	($)	($)	($)	($)
2026	CEO	1,222,525	55,721	-	(80,698)	(269,138)	-	928,410
	Other NEOs	173,978	1,387	-	(11,781)	(103,975)		59,609

[3]
(3)	Total shareholder return (TSR) is determined based on the value of an initial fixed investment of $100 at the beginning of the 2022 fiscal year. The peer group TSR prepared by Zacks Investment Research, Inc. represents cumulative, weighted TSR of the peer group under Standard Industrial Classification (SIC) Codes 2510 and 2511, which includes home furnishings companies that are publicly traded in the United States or Canada. For more information regarding the peer group TSR, refer to the performance graph that is included in the 2026 Form 10-K, as filed with the SEC.

[4]
(a)	SEC rules require certain adjustments be made to pension compensation totals to determine CAP. The following table details these adjustments:
Year	Executives	Service Cost (i)	Prior Service Cost (ii)	Total Pension Value Adjustment
		($)	($)	($)
2026	CEO	-	-	-
	Other NEOs	25,507	-	25,507

[5]
(b)	SEC rules require certain adjustments be made to equity award totals to determine CAP. The following table details these adjustments:
Year	Executive	Year end fair value of equity awards granted during the year	Year over year change in fair value of outstanding and unvested equity awards	Fair value as of vesting date of equity awards granted and vested in the year	Year over year change in fair value of equity awards granted in prior years that vested in the year	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	Total equity award adjustments
		($)	($)	($)	($)	($)	($)	($)
2026	CEO	1,222,525	55,721	-	(80,698)	(269,138)	-	928,410
	Other NEOs	173,978	1,387	-	(11,781)	(103,975)		59,609